STRALEM FUND

                                  Stralem Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                  JUNE 30, 2002

                                   (unaudited)

STRALEM FUND
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002
(unaudited)

                                                                             Stralem        Stralem Equity
                                                                              Fund               Fund
                                                                           -----------      --------------
ASSETS
Investments, at market value
   Common stocks                                                           $20,326,298        $31,183,611
   United States Government obligations                                     28,819,031               --
   Money market mutual funds                                                 1,360,734          2,900,813
                                                                           -----------        -----------

                                                                            50,506,063         34,084,424

Receivable for securities sold                                                 537,751            475,691
Interest and dividends receivable                                              368,501             49,697
Prepaid expenses and other                                                       5,824              6,439
                                                                           -----------        -----------

                                                                            51,418,139         34,616,251
                                                                           -----------        -----------
LIABILITIES
    Payable for securities purchases                                           537,539            727,207
   Payable for shares reacquired                                                 3,998               --
   Accrued expenses                                                            168,033            167,843
                                                                           -----------        -----------

                                                                               709,570            895,050
                                                                           -----------        -----------

Net assets applicable to outstanding shares of beneficial interest         $50,708,569        $33,721,201
                                                                           ===========        ===========

Net asset value per share - based on 3,798,678 shares
  (Stralem Fund) and 364,429 shares (Equity Fund) of beneficial
  interest outstanding (offering price and redemption price)               $     13.35        $     92.53
                                                                           ===========        ===========


See notes to financial statements

PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2002
(unaudited)


  Number of Shares                                                                   Market Value
---------------------                                                             ------------------
                          Common stocks (40.25%):
                             Computer and Peripherals (1.01%):
   *102,200                     Sun Microsystems                                   $       512,022
                             Computer Software and Service (3.86%):
    *20,300                     Microsoft Corp.                                          1,098,636
    *89,800                     Oracle Corp.                                               850,406
                             Electrical Equipment (3.19%):
     55,500                     General Electric Company                                 1,612,275
                             Home Appliance (3.84%):
     29,700                     Whirlpool Corp.                                          1,941,192
                             Insurance (8.68%):
     38,800                     Loews Corporation                                        2,083,560
     40,700                     MBIA, Inc.                                               2,300,771
                             Medical Supplies (3.69%):
     18,000                     Johnson & Johnson                                          940,680
     21,500                     Medtronic Inc.                                             921,275
                             Pharmaceuticals (2.84%):
     18,000                     Merck & Co, Inc.                                           911,520
     14,900                     Pfizer Incorporated                                        521,500
                             Retail Building Supplies (7.57%):
     43,200                     Home Depot, Inc                                          1,586,736
     49,200                     Lowes Companies, Inc                                     2,233,680
                             Retail Stores (4.14%):
     38,000                     Wal-Mart Stores, Inc                                     2,090,380
                             Semiconductor (1.43%):
     39,500                     Intel Corp.                                                721,665
                                                                                   ---------------

                                                                                        20,326,298
                                                                                   ---------------
    Face Value
 -------------------
                          United States Government obligations (57.06%):
                             Treasury bonds and notes (55.09%):
   $  2,000,000                 February 15, 2006; 5.625%                          $     2,133,125
   $ 13,000,000                 May 15, 2009; 5.5%                                      13,775,938
   $  2,500,000                 November 15, 2016; 7.5%                                  3,013,280
   $  4,500,000                 August 15, 2022; 7.25%                                   5,369,063
   $  3,600,000                 February 15, 2031; 5.375%                                3,530,250

                             Treasury bills (1.97%):
   $  2,000,000                 August 29, 2002                                            997,375
                                                                                   ---------------

                                                                                        28,819,031
                                                                                   ---------------
                          Money market mutual funds (2.69%):
                             Cortland Trust General Fund                                 1,360,734
                                                                                   ---------------

                          Total Portfolio (cost $42,164,105)                       $    50,506,063
                                                                                   ===============


* Nonincome producing


See notes to financial statements

STRALEM EQUITY FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2002
(unaudited)


  Number of Shares                                                                Market Value
--------------------                                                            -----------------
                          Common stocks (91.49%):
                             Computer and Peripherals (1.66%):
   *113,000                     Sun Microsystems                                $     566,130
                             Computer Software and Service (4.97%):
    *15,400                     Microsoft Corp.                                       833,448
    *90,700                     Oracle Corp.                                          858,929
                             Electrical Equipment (3.89%):
     45,700                     General Electric Company                            1,327,585
                             Electric Utility (Central) (16.38%):
     44,300                     Ameren Corp.                                        1,905,343
     31,500                     Txu Corp.                                           1,619,100
    122,700                     Xcel Energy, Inc.                                   2,057,679
                             Electric Utility (East) (15.82%):
     44,700                     Consolidated Edison, Inc.                           1,866,225
     32,700                     Progress Energy, Inc                                1,700,727
     66,600                     Southern Co.                                        1,824,840
                             Gas Utilities (5.88%):
     53,200                     KeySpan Corporation                                 2,002,980
                             Home Appliance (3.89%):
     20,300                     Whirlpool Corp.                                     1,326,808
                             Insurance (8.66%):
     26,000                     Loews Corporation                                   1,396,200
     27,500                     MBIA, Inc.                                          1,554,575
                             Medical Supplies (3.64%):
     11,000                     Johnson & Johnson                                     574,860
     15,500                     Medtronic Inc.                                        664,175
                             Petroleum (7.02%):
     12,600                     ChevronTexaco Corp.                                 1,115,100
     42,600                     Occidental Petroleum Corp.                          1,277,574
                             Pharmaceuticals (3.15%):
     12,100                     Merck & Co, Inc.                                      612,744
     13,200                     Pfizer Incorporated                                   462,000
                             Retail Building Supplies (7.63%):
                                Home Depot, Inc                                     1,131,284
     30,800                     Lowes Companies, Inc                                1,470,960
     32,400                   Retail Stores (4.24%):

     26,300                     Wal-Mart Stores, Inc.                               1,446,763
                             Semiconductor (1.43%):
     26,600                     Intel Corp.                                           485,982
                             Thrift (3.23%):
     18,000                     Federal Home Loan Mortgage Corp.                    1,101,600
                                                                                -------------
                                                                                   31,183,611
                                                                                -------------
                          Money Market Mutual Funds (8.51%)
                             Cortland Trust General Fund                            2,900,813
                                                                                -------------

                          Total Portfolio (cost $34,798,879)                    $  34,084,424
                                                                                =============


* Nonincome producing


See notes to financial statements

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002
(unaudited)


                                                                    Strarlem          Stralem Equity
                                                                      Fund                Fund
                                                                   -----------        --------------
Investment income:
   Interest                                                        $   782,563          $    18,648
   Dividends                                                           114,785              408,823
                                                                   -----------          -----------

                                                                       897,348              427,471
                                                                   -----------          -----------

Expenses:
   Investment advisory                                                 265,902              258,200
   Legal fees                                                           12,670               11,625
   Auditing fees                                                        13,595                9,204
   Administration expenses                                              12,398               17,826
   Directors' fees                                                         727                  727
   Taxes                                                                 3,310                1,062
   Miscellaneous                                                         3,847                4,204
                                                                   -----------          -----------

                                                                       312,449              302,848
                                                                   -----------          -----------

Net investment income                                                  584,899              124,623
                                                                   -----------          -----------

Net realized gain (loss) from security transactions                  2,258,475           (1,614,505)
Net decrease in unrealized appreciation of investments              (6,446,719)          (1,123,354)
                                                                   -----------          -----------

Net loss on investments                                             (4,188,244)          (2,737,859)
                                                                   -----------          -----------

Net decrease in net assets resulting from operations               $(3,603,345)         $(2,613,236)
                                                                   ===========          ===========


See notes to financial statements

STRALEM
FUND
--------------------------------------------------------------------------------

Statements OF Changes in Net Assets


                                                                          Stralem Fund                 Stralem Equity Fund
                                                                   -----------------------------   ----------------------------
                                                                    Six Months                      Six Months
                                                                      Ended         Year Ended        Ended         Year Ended
                                                                     June 30,       December 31      June 30,      December 31,
                                                                       2002            2001            2002            2001
                                                                   ------------    ------------    -----------     ------------
Operations:                                                         (unaudited)                    (unaudited)

   Net investment income                                           $    584,899    $  1,238,576    $    124,623    $    250,924
   Net realized gain (loss) from security transactions                2,258,475         393,646      (1,614,505)       (302,527)
   Net (decrease) in unrealized appreciation of investments          (6,446,719)     (3,941,898)     (1,123,354)     (1,406,609)
                                                                   ------------    ------------    ------------    ------------
                                                                     (3,603,345)     (2,309,676)     (2,613,236)     (1,458,212)
                                                                   ------------    ------------    ------------    ------------

Distributions to shareholders:
   Investment income                                                       --        (1,218,580)           --          (243,218)
   Realized gains                                                          --          (393,646)           --              --
                                                                   ------------    ------------    ------------    ------------
                                                                           --        (1,612,226)           --          (243,218)
                                                                   ------------    ------------    ------------    ------------
Capital share transactions:
   Proceeds from shares sold                                          4,850,389       5,674,306       5,323,710       3,607,813
   Proceeds from reinvestments of dividends                           1,174,458       3,294,237         182,620         169,403
   Cost of shares redeemed                                           (2,842,785)     (4,046,413)     (1,939,337)     (1,907,792)
                                                                   ------------    ------------    ------------    ------------
                                                                      3,182,062       4,922,130       3,566,993       1,869,424
                                                                   ------------    ------------    ------------    ------------

Increase (decrease) in net assets                                      (421,283)      1,000,228         953,757         167,994
Net assets at January 1                                              51,129,852      50,129,624      32,767,444      32,599,450
                                                                   ------------    ------------    ------------    ------------

Net assets at end of period                                        $ 50,708,569    $ 51,129,852    $ 33,721,201    $ 32,767,444
                                                                   ============    ============    ============    ============
Accumulated undistributed net investment
   income (loss) at end of period                                  $    809,515    $    224,616    $    104,642    $    (19,981)
                                                                   ============    ============    ============    ============

Number of Trust Shares:
   Sold                                                                 341,554         381,519          53,607          36,541
   Issued on reinvestment of dividends                                   82,476         215,874           1,840           1,660
   Redeemed                                                            (208,076)       (275,884)        (19,691)        (20,582)
                                                                   ------------    ------------    ------------    ------------

   Net increase in shares outstanding                                   215,954         321,509          35,756          17,619
                                                                   ============    ============    ============    ============


See notes to financial statements

STRALEM FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2002
(unaudited)


NOTE A - ORGANIZATION

Stralem Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation. The Equity Fund Commenced operations on January 18, 2000.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]    Security valuation:

       Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the period. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at the mean between the last reported bid and asked prices.

[2]    Federal income taxes:

       Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3] The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]    Other:

       Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

       Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

NOTE C - INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund.

STRALEM FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2002
(unaudited)


NOTE C - INVESTMENT ADVISORY AGREEMENT

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.


NOTE D - OTHER MATTERS

                                                         Fund      Equity Fund
                                                     -----------   -----------

[1]     Unrealized appreciation at June 30, 2002     $ 9,284,854   $ 3,676,257
        Unrealized depreciation at June 30, 2002        (942,896)   (4,390,712)
                                                     -----------   -----------

                                                     $ 8,341,958   $  (714,455)
                                                     ===========   ===========


[2] Security transactions (excluding short-term securities) during the period ended June 30, 2002 are as follows:

           Purchases                                  $9,912,139   $10,459,901
           Sales                                       5,918,405     7,343,757

STRALEM FUND
--------------------------------------------------------------------------------

Condensed Financial Information
(for a share outstanding throughout the year)


                                                             Stralem Fund                        Stralem Equity Fund
                                                     -------------------------------     --------------------------------
                                                      Six Months                          Six Months
                                                        Ended            Year Ended          Ended             Year Ended
                                                       June 30          December 31,        June 30,          December 31,
                                                         2002               2001              2002                2001
                                                    ------------       -------------      -----------        -------------
                                                     (unaudited)                          (unaudited)

Net asset value, beginning of period                $       14.27      $       15.37      $       99.70      $      104.80
                                                    -------------      -------------      -------------      -------------

Income from investment operations:
   Net investment income                                      .15                .34                .35                .77
   Net gains or (losses) on securities                      (1.07)              (.99)             (7.52)             (5.13)
                                                    -------------      -------------      -------------      -------------

Total from investment (loss)                                 (.92)              (.65)             (7.17)             (4.36)
                                                    -------------      -------------      -------------      -------------

Less distributions:
   Dividends from net investment income                   --                    (.34)           --                    (.74)
   Distributions from capital gains                       --                    (.11)           --                 --
                                                    -------------      -------------      -------------      -------------

Total distributions                                       --                    (.45)           --                    (.74)
                                                    -------------      -------------      -------------      -------------

Net asset value, end of period                      $       13.35      $       14.27      $       92.53      $       99.70
                                                    =============      =============      =============      =============

Total return                                                (6.45)%            (4.22)%            (7.19%)            (4.16)%
Ratios/supplemental data:
   Net assets, end of period (in thousands)         $      50,709      $      51,130      $      33,721      $      32,767

   Ratio of expenses to average net assets                   1.16% **           1.17%              1.96% **           1.78%
   Ratio of net investment income to average
      net assets                                             2.18% **           2.28%               .81% **            .77%
   Portfolio turnover rate                                  24.00% **          20.00%             47.00% **          21.00%



** Annualized



See notes to financial

STRALEM FUND
--------------------------------------------------------------------------------

                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                  Joann Paccione, Assistant Treasurer/Secretary


                                    Trustees

                               Philippe E. Baumann
                               Kenneth D. Pearlman
                                Michael T. Rubin
                                 Jean Paul Ruff

                               Investment Advisor

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     Office

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152







This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, policies and other important information.